                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: 3/31/08

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:      Firelake Capital Management, LLC
Address:   575 High Street, Suite 330
           Palo Alto, CA 94301

Form 13F File Number: 28-11724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By: Firelake Capital Management, LLC

Name:    Martin L. Lagod
Title:   Managing Director
Phone:   650-321-0880

Signature, Place, and Date of Signing:


/s/ Martin L. Lagod                    Palo Alto, CA          May 14, 2008
------------------------------------   --------------------   ------------------
[Signature]                            [City, State]          [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F Summary Page

                                 REPORT SUMMARY:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          17
Form 13F Information Table Value Total:   $87,938.0
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

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
                                                   MARKET
                                                    VALUE   SHARE /                                        VOTING AUTHORITY
                               TITLE OF           (X$1000)    PRN    SHARE / PUT / INVESTMENT   OTHER   ---------------------
         NAME OF ISSUER          CLASS    CUSIP     (USD)    AMOUNT    PRN    CALL DISCRETION  MANAGERS    SOLE   SHARED NONE
         --------------        -------- --------- -------- --------- ------- ----- ---------- --------- --------- ------ ----
ADVANCED ANALOGIC TECH INC     COM      00752J108   7,868  1,400,000    SH            SOLE              1,400,000
APPLIED MICRO CIRCUITS CORP    COM      03822W406   4,918    685,000    SH            SOLE                685,000
ARUBA NETWORKS, INC.           COM      043176106   5,080    975,000    SH            SOLE                975,000
ATHEROS COMMUNICATIONS INC     COM      04743P108   7,294    350,000    SH            SOLE                350,000
CYBERSOURCE CORP               COM      23251J106   7,305    500,000    SH            SOLE                500,000
DATA DOMAIN INC                COM      23767P109   6,493    272,800    SH            SOLE                272,800
ECHELON CORP                   COM      27874N105   5,265    390,000    SH            SOLE                390,000
LEADIS TECHNOLOGY, INC.        COM      52171N103   3,783  1,960,000    SH            SOLE              1,960,000
MEMSIC INC                     COM      586264103   2,404    400,000    SH            SOLE                400,000
MONOLITHIC POWER SYSTEMS, INC. COM      609839105   7,934    450,000    SH            SOLE                450,000
NETLOGIC MICROSYSTEMS, INC.    COM      64118B100   9,656    400,000    SH            SOLE                400,000
NETWORK EQUIPMENT TECHNOLOGIES COM      641208103   6,570  1,000,000    SH            SOLE              1,000,000
RENTECH INC                    COM      760112102     979  1,100,000    SH            SOLE              1,100,000
SIRF TECHNOLOGY HLDG INC       COM      82967H101   1,273    250,000    SH            SOLE                250,000
VERAZ NETWORKS, INC.           COM      923359103   1,550    630,000    SH            SOLE                630,000
VIRAGE LOGIC CORP              COM      92763R104   2,880    500,000    SH            SOLE                500,000
MELLANOX TECHNOLOGIES, LTD.    COM      M51363113   6,686    480,000    SH            SOLE                480,000